Loans Receivables	6 Months Ended
Apr. 30, 2023
Receivables [Abstract]
LOANS RECEIVABLES

NOTE 6 – LOANS RECEIVABLES

Loans receivables include amounts due from related franchisees and are presented net of imputed interest and an allowance for estimated loan losses. The loans are provided in the form of credit line to related franchisee to support their operations. These loans are unsecured with a due date of 18 months upon initial drawing.

Management has determined that the 18-month borrowing rate most appropriately capture the financing cost for these loans. Given that the loans are in the forms of credit lines to the franchisees that may have varying balances over time, as a practical expedient, management has elected to the expense the interest as a cost of revenue at inception rather than amortize over time.

The amounts charged were $28,281, and $183,557 for the six months ended April 30, 2023 and 2022, respectively.

The allowance for loan losses represents an estimated amount of net losses inherent in our portfolio of managed receivables as of the applicable reporting date and expected to become evident during the following 12 months.

Each lending request is evaluated by considering the borrower’s financial condition. The Company uses a proprietary model to assign each franchisee a risk rating. This model uses historical franchisee performance data to identify key factors about a franchisee that are considered most significant in predicting a franchisee’s ability to meet its financial obligations. The Company also considers numerous other financial and qualitative factors of the franchisee’s operations, including capitalization and leverage, liquidity and cash flow, profitability, and credit history with the Company and other creditors.

The Company also consider recent trends in delinquencies and defaults, recovery rates, age of the loans. and the economic environment in assessing the models used in estimating the allowance for loan losses, and may adjust the allowance for loan losses to reflect factors that may not be captured in the models. In addition, the Company periodically consider whether the use of additional metrics would result in improved model performance and revise the models when appropriate. The provision for loan losses is the periodic expense of maintaining an adequate allowance.

An account is considered delinquent when the related franchisee fails to make a substantial portion of a scheduled payment 3 months after the due date. For purposes of determining impairment, loans are evaluated collectively, as they represent a large group of smaller-balance homogeneous loans, and therefore, are not individually evaluated for impairment.

As these loans are non-interest bearing, the Company recorded a discount to the face amount using an imputed interest rate of 11.75% for the six months ended April 30, 2023 and 2022 to reflect the fair value of the loan at origination. The imputed interest rate reflects the borrowing rate in the market under similar terms and duration. Direct costs associated with loan originations are not considered material, and thus, are expensed as incurred.

	April 30, 2023	October 31, 2022
Loan to related franchisees, gross	18,913,509	17,678,913
Discount based on imputed interest rate of 11.75%	(2,221,797)	(2,076,767)
Loan to related franchisees, net of discount	16,691,712	15,602,146

	April 30, 2023	October 31, 2022
Loan to related franchisees, net of discount	16,691,712	15,602,146
Provision for credit losses	(11,168,049)	(7,309,516)
Loan to related franchisees, net of discount and allowance	5,523,663	8,292,630

The following is a summary of the activity in the allowance for credit loss:

	April 30, 2023	October 31, 2022
Balance at beginning of year	7,309,516	832,170
Provision	3,440,368	7,267,026
Charge-offs	-	-
Recoveries	-	-
Effect of translation adjustment	418,165	(789,680)
Balance at end	11,168,049	7,309,516

Credit loss was $3,440,368 and $3,846,416 for the six months ended April 30, 2023 and 2022, respectively. The Company has made additional allowance for credit losses for the six months ended April 30, 2023 due to the aging of the balances and the current market and economic condition.

The following is a summary of current and non-current loan receivables, net of allowance for credit losses:

	April 30, 2023	October 30, 2022
Loan to related franchisees, net of discount and allowances, current	5,101,224	6,661,290
Loan to related franchisees, net of discount and allowances, non-current	422,439	1,631,340
	5,523,663	8,292,630

Credit Quality

The Company extends credit to related franchisees primarily in the form of lines of credit to purchase vehicles and support their daily operations. Each of the franchisees are assigned to one of four groups according to risk ratings with Group I demonstrating the best credit history with the Company and Group IV demonstrating the weakest.

●	Group I – strong to superior credit rating;

●	Group II – fair to favorable credit rating;

●	Group III – marginal to weak credit rating; and

●	Group IV – poor credit rating, including franchisees classified as uncollectible.

Generally, the Company suspends credit lines and does not extend further funding to franchisee who are unable to repay the balance within 3 months after the 18-month deadline.

The credit quality of the loans receivables is evaluated based on the Company’s adjusted aging schedule. The Company regularly reviews the model to confirm the continued business significance and statistical predictability of the model and may make updates to improve the performance of the model.

The credit quality analysis of franchisee loan receivables as follows:

	April 30, 2023	October 31, 2021
Franchisee Financing:
Group I	684,247	3,622,174
Group II	4,334,921	6,109,130
Group III	7,284,933	4,358,992
Group IV	6,609,408	1,511,850
Balance at end	18,913,509	15,602,146